Income taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes
Income taxes

The components of earnings (loss) before income taxes and non-controlling interest consist of:

	Year ended December 31,
	2011	2012	2013
The Netherlands	(3,450)	(70,263)	1,018,554
Other countries	356,305	136,994	41,867
Earnings before income taxes and Non-controlling interest	352,855	66,731	1,060,421

The income tax expense consists of:

	Year ended December 31,
	2011	2012	2013
Current:
The Netherlands	(494)	(110)	(1,938)
Other countries	(64,684)	(26,337)	(9,479)
	(65,178)	(26,447)	(11,417)
Deferred:
The Netherlands	—	—	—
Other countries	28,486	147	296
Income tax expense	(36,692)	(26,300)	(11,121)

The provisions for income taxes as shown in the Consolidated Statements of Operations differ from the amounts computed by applying the Dutch statutory income tax rates to earnings before taxes. A reconciliation of the provisions for income taxes and the amounts that would be computed using the Dutch statutory income tax rates is set forth as follows:

	Year ended December 31,
	2011	2012	2013
Earnings before income taxes and Non-controlling interest	352,855	66,731	1,060,421
Dutch statutory income tax rate	25.0%	25.0%	25.0%
Income tax provision at statutory rate	(88,214)	(16,683)	(265,105)
Non-deductible expenses	(8,228)	(6,508)	(1,957)
Foreign taxes at a rate other than the Dutch statutory rate	12,983	(2,699)	(556)
Valuation allowance	17,991	(14,876)	(3,960)
Non-taxable income -1-	30,156	4,887	260,425
Other -2-	(1,380)	9,579	32
Income tax expense	(36,692)	(26,300)	(11,121)

1)	Non-taxable income for 2013 mainly consist of revenues deriving from the disposal of the 12% shareholding in ASMPT in March which are exempt under the Dutch participation exemption.

2)	Other in 2013 mainly consists of tax credits, adjustments to prior years, changes in (enacted) tax laws and revaluation of certain assets.

Included in non-taxable income for 2013 is €3,244 regarding the Company’s manufacturing operations in Singapore and other countries where income covering certain products is non-taxable or subject to concessional tax rates under tax incentive schemes granted by the local tax authority. The majority of these tax incentive schemes have terms ending by December 31, 2020.

On June 8, 2009 the Singapore Economic Development Board (“EDB”) granted a Pioneer Certificate to ASM Front-End Manufacturing Singapore Pte Ltd (“FEMS”, a principal subsidiary of the Group,) to the effect that profits arising from certain manufacturing activities by FEMS of Front-end equipment will in principle be exempted from tax for a period of 10 years effective from dates ranging between July 1, 2008, subject to fulfillment of certain criteria during the period.

On July 12, 2010, the EDB granted a Pioneer Certificate to ASM Technology Singapore Pte Limited (“ATS”), a principal subsidiary of the Group, to the effect that profits arising from certain products will be exempted from tax for a period of 10 years effective from dates ranging between June 1, 2010 and January 1, 2012 across specified products, subject to fulfillment of certain criteria during the period. EDB had also granted a 5 year Development and Expansion Incentive (DEI) to ATS to the effect that the profits arising from certain existing products shall be subject a concessionary tax rate of 5% for a period of 10 years from January 1, 2011, subject to the fulfillment of certain criteria during the period.

On the same date, the EDB also granted ATS an International Headquarters (“IHQ”) Award to the effect that certain income arising from qualifying activities conducted by ATS, excluding income from business transactions with companies or end customers in Singapore, shall be subject to concessionary tax rate of 5% for a period of 10 years from January 1, 2011, subject to fulfillment of certain criteria during the period.

In Korea a High Technology Tax Exemption has been granted to the effect that profits arising from certain equipment sales will in principle be partly exempted from tax in the period ending by 2016, subject to fulfillment of certain criteria during the period.

Since 2011 the Dutch statutory tax rate amounted to 25.0%. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions. The Company’s deferred tax assets and liabilities have been determined in accordance with these statutory income tax rates.

Deferred income taxes developed as follows:

	January 1, 2012	Acquisitions	Reclassifications	Consolidated statement of operations	Equity	Exchange differences	December 31, 2012
Deferred tax assets:
Reserves and allowances	10,415	—	3,985	4,928	1,730	(736)	20,322
Net operating losses	86,720	—	—	(2,303)	—	(939)	83,478
Depreciation	363	—	508	1,478	—	(89)	2,260
Other	6,391	—	(6,525)	1,345	28	(127)	1,112
Gross deferred tax assets	103,889	—	(2,032)	5,448	1,758	(1,891)	107,172
Less: valuation allowance	(76,467)	—	(180)	(6,442)	—	(161)	(83,250)
Net deferred tax assets	27,422	—	(2,212)	(994)	1,758	(2,052)	23,922
Deferred tax liabilities	(4,381)	—	2,212	1,142	—	39	(988)
Net deferred income taxes	23,041	—	—	148	1,758	(2,013)	22,934

	January 1, 2013	Deconsolidation ASMPT	Change income tax rate	Consolidated statement of operations	Equity	Exchange differences	December 31, 2013
Deferred tax assets:
Reserves and allowances	20,322	(15,199)	(258)	(814)	255	(1,152)	3,154
Net operating losses	83,478	(11,905)	—	(1,664)	—	49	69,958
Depreciation	2,260	(2,121)	(88)	1,603	—	(319)	1,335
Other	1,112	(194)	(38)	(146)	—	(164)	570
Gross deferred tax assets	107,172	(29,419)	(384)	(1,021)	255	(1,586)	75,017
Less: valuation allowance	(83,250)	11,675	—	1,664	—	(47)	(69,958)
Net deferred tax assets	23,922	(17,744)	(384)	643	255	(1,633)	5,059
Deferred tax liabilities	(988)	921	—	37	—	(5)	(35)
Net deferred income taxes	22,934	(16,823)	(384)	680	255	(1,638)	5,024

Deferred tax assets and liabilities are classified in the consolidated balance sheet as follows:

	December 31,
	2012	2013
Deferred tax assets—current	17,967	3,739
Deferred tax assets—non-current	5,955	1,320
Deferred tax liabilities—current	(36)	—
Deferred tax liabilities—non-current	(952)	(35)
	22,934	5,024

Based on tax filings, ASMI and its individual subsidiaries have net operating losses available at December 31, 2013 of €272,610 for tax return purposes to reduce future income taxes, mainly in Europe. The Company believes that realization of its net deferred tax assets is dependent on the ability of the Company to generate taxable income in the future. Given the volatile nature of the semiconductor equipment industry, past experience, and the tax jurisdictions where the Company has net operating losses, the Company believes that there is currently insufficient evidence to substantiate recognition of substantially all net deferred tax assets with respect to net operating losses. Accordingly, a valuation allowance of €83,250 in 2012 and €69,958 in 2013 has been recorded.

The amounts and expiration dates of net operating losses for tax purposes are as follows:

Expiration year	Total of net operating losses for tax purposes	Net operating losses for which deferred tax assets are recognized
2014	37,607	—
2015-2016	—	—
2017	47,429	—
2018	44,664	—
2019	35,905	—
2020	4	—
2021	60,198	—
2022	28,556	—
2023-2028	—	—
2029	14,343	—
2030	3,779	—
Unlimited	125	—
Total	272,610	—

The Company has not provided for deferred foreign withholding taxes, if any, on undistributed earnings of its foreign subsidiaries. At December 31, 2013 the undistributed earnings of subsidiaries, subject to withholding taxes, were approximately €26,734. These earnings could become subject to foreign (withholding) taxes if they were remitted as dividends and / or if the Company should sell its interest in the subsidiaries.

Consistent with the provisions of ASC 740, as of December 31, 2013, ASMI has no liability of unrecognized tax benefits. A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

Balance January 1, 2011	20,057
Gross increases - tax positions in current year	950
Foreign currency translation effect	742
Balance December 31, 2011	21,749
Gross increases - tax positions in current year	1,157
Foreign currency translation effect	(395)
Balance December 31, 2012	22,511
Deconsolidation ASMPT	(22,325)
Gross increases - tax positions in current year	—
Foreign currency translation effect	(186)
Balance December 31, 2013	—

Unrecognized tax benefits mainly relate to transfer pricing positions, tax credits (US$20.9 million) and tax deductible costs. The Company estimates that no interest and penalties are related to these unrecognized tax benefits. In the year ended December 31, 2013, no settlement with tax authorities and no reduction as a result of a lapse of statute of limitations occurred.

Unrecognized tax benefits would, if recognized, impact the Company’s effective tax rate. The Company provided for an amount of zero reflecting managements best estimate to mitigate possible impact in case of an unfavorable outcome. The unrecognized tax benefits are classified in the consolidated balance sheet under “accrued expenses and other” and are covered with purchased tax certificates which are classified in the consolidated balance sheet under “other current assets”.

A summary of open tax years by major jurisdiction is as follows:

Jurisdiction
Japan	2009-2013
The Netherlands	2009-2013
Singapore	2008-2013
United States of America	1997-2013
South Korea	2008-2013

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax laws. The Company’s estimate for the potential outcome of any unrecognized tax benefits is highly judgmental. Settlement of unrecognized tax benefits in a manner inconsistent with the Company’s expectations could have a material impact on the Company’s financial position, net earnings and cash flows. The Company is subject to tax audits in its major tax jurisdictions, local tax authorities may challenge the positions taken by the Company.